Shareholders' Equity and Dividends (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 09, 2026	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Dividend incentive fee, share							358,893
Dividend incentive fee, value							$ 8,200
Equity, Including Portion Attributable to Noncontrolling Interest	$ 375,878	$ 155,378	$ 375,878	$ 155,378		$ 208,977	$ 208,754	$ 58,450	$ 70,567	$ 81,193
Stockholders Reinvested Distribution Reinvestment Plan	400	$ 100
Restricted Stock [Member]
Class of Stock [Line Items]
Company incurred compensation	400		800
Noncontrolling Interest [Member]
Class of Stock [Line Items]
Equity, Including Portion Attributable to Noncontrolling Interest	$ 97,385		$ 97,385
General Partner [Member]
Class of Stock [Line Items]
Controlling interest	100.00%		100.00%
Limited Partner [Member]
Class of Stock [Line Items]
Controlling interest	86.00%		86.00%
Maximum [Member]
Class of Stock [Line Items]
Stockholders Reinvested Distribution Reinvestment Plan			$ 1,500	$ 100
Common Class A [Member]
Class of Stock [Line Items]
Common stock issued (in shares)	23,795,450		23,795,450		8,479,532		6,518,383		2,635,050
Common Stock, Outstanding (in shares)	23,795,450		23,795,450				6,518,383		2,635,050
Common stock, shares authorized	250,000,000		250,000,000				7,000,000		7,000,000
Common stock par value (in usd per share)	$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001
Common Class A [Member] | IPO Member
Class of Stock [Line Items]
Common stock issued (in shares)	23,795,450		23,795,450				6,518,383
Common Stock, Outstanding (in shares)	23,795,450		23,795,450				6,518,383
Common Class T [Member]
Class of Stock [Line Items]
Common stock issued (in shares)	0		0				66,830		38,094
Common Stock, Outstanding (in shares)	0		0				66,830		38,094
Common stock, shares authorized	0		0				100,000		100,000
Common stock par value (in usd per share)	$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001
Common Class T [Member] | IPO Member
Class of Stock [Line Items]
Common stock issued (in shares)							66,830
Common Stock, Outstanding (in shares)							66,830
Common Class I [Member]
Class of Stock [Line Items]
Common stock issued (in shares)	0		0				8,050,883		1,917,690
Common Stock, Outstanding (in shares)	0		0				8,050,883		1,917,690
Common stock, shares authorized	0		0				9,100,000		9,100,000
Common stock par value (in usd per share)	$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001
Common Class I [Member] | IPO Member
Class of Stock [Line Items]
Common stock issued (in shares)							8,050,883
Common Stock, Outstanding (in shares)							8,050,883
Common Class B [Member]
Class of Stock [Line Items]
Common stock issued (in shares)	3,750,000		3,750,000				0
Common Stock, Outstanding (in shares)	3,750,000		3,750,000				0
Common stock, shares authorized	100,000,000		100,000,000				0
Common stock par value (in usd per share)	$ 0.0001		$ 0.0001				$ 0.0001
Common Class B [Member] | WhiteHawk OpCo [Member]
Class of Stock [Line Items]
Common stock issued (in shares)	3,750,000		3,750,000
Common economic interest	14.00%		14.00%